Events after the balance sheet date (Details) € in Millions						1 Months Ended	12 Months Ended
	Feb. 09, 2023 £ / shares	Feb. 09, 2023 EUR (€)	Jan. 27, 2023 shares	Feb. 10, 2022 £ / shares	Feb. 10, 2022 EUR (€)	Dec. 31, 2022 £ / shares shares	Dec. 31, 2022 £ / shares	Dec. 31, 2021 £ / shares	Feb. 23, 2023 EUR (€)
Unilever PLC
Disclosure of Non-adjusting Events after Reporting Period [Line Items]
Dividends declared per ordinary share (in pounds per share) | £ / shares	£ 0.38			£ 0.36			£ 1.48	£ 1.46
Dividends declared		€ 1,086			€ 1,137
Block listing, number of ordinary shares (in shares) | shares						5,000,000
Par value per share | £ / shares						£ 0.031111	£ 0.031111
Dividend declaration | Unilever PLC
Disclosure of Non-adjusting Events after Reporting Period [Line Items]
Dividends declared per ordinary share (in pounds per share) | £ / shares	£ 0.3812
Dividends declared		€ 1,086
Major ordinary share transactions | Unilever PLC
Disclosure of Non-adjusting Events after Reporting Period [Line Items]
Number of ordinary shares issued (in shares) | shares			50,000
Entering into significant commitments or contingent liabilities [member] | 3.25% Notes 2031
Disclosure of Non-adjusting Events after Reporting Period [Line Items]
Notional amount									€ 500
Borrowings interest rate									3.25%
Entering into significant commitments or contingent liabilities [member] | 3.50% Notes 2035
Disclosure of Non-adjusting Events after Reporting Period [Line Items]
Notional amount									€ 500
Borrowings interest rate									3.50%